SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events during the period from October 1 to November 14, 2025, the date the condensed consolidated interim financial statements were issued, pursuant to the requirements of ASC 855, and has determined the following material subsequent events:

●	Pursuant to notice received by the Company on September 5, 2025 to convert Series B Convertible Preferred Stock with an aggregate stated value of $250,000 together with aggregate accrued dividends of $57,890, and the Company’s election to make a concurrent repayment $200,000 of these amounts in order to reduce the amount to be converted, as well as a concurrent net issuance of 223,839 shares, the Company received an additional notice to issue 86,191 shares at a conversion price of $0.34 per share, which were issued in October 2025.

●	Pursuant to the Conversion Notice received by the Company on November 4, 2025, the holder converted 25 Series B Preferred Shares, representing an aggregate stated value of approximately $250,000, plus approximately $64,055 of accrued and unpaid dividends, into 919,912 shares of the Company’s common stock at a conversion price of $0.428 per share.

14. SUBSEQUENT EVENTS

During the period from April 1 to July 15, 2025, the following events occurred:

●	The Company received regulatory approval to operate in Saudi Arabia.
●	The Company issued 486,474 additional common shares to Series B preferred shareholders in order to supplement the 782,913 shares issued prior to March 31, 2025, in relation to its conversion obligations for a conversion of 25 Series B preferred whose conversion period commenced on March 4, 2025. This conversion of preferred shares is intended to redeem or repay $250,000 in principal and $38,884 in accrued dividends.